SCHEDULE OF UNOBSERVABLE FOR ASSETS OR LIABILITY (Details) - Security Matters Limited [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 2,693	$ 32
Derivatives [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	2,693	32
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Level 1 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities		32
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities		32
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	2,693
Level 3 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 2,693